Financial assets at fair value through profits or loss	6 Months Ended
Dec. 31, 2024
Financial assets at fair value through profits or loss
Financial assets at fair value through profits or loss

6.Financial assets at fair value through profits or loss

	December 31,	June 30,
	2024	2024
	US$	US$
As at the beginning of financial period/year	247,826	259,114
Fair value gain in profit or loss (Note 19)	16,064	(11,288)
As at the end of financial period/year	263,890	247,826

The Company investment in Signum Capital Investment VVC-Sub Fund is designated and measured at FVPL because its performance is monitored and managed on a fair value basis.

The fair value measurement has been categorized as Level 3 fair value based on inputs to the valuation techniques used. Fair value measurement will be performed on a quarterly basis.